Accounts Receivable (Details) - Schedule of accounts receivable consisted - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable consisted [Abstract]
Color World platform subscription fees due from App payment collections agent	$ 3,191,711